Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
SALES
Product sales, net	$ 5,684,717	$ 194,321
Royalty income	250,679
Consulting- product development	20,572	$ 74,978
Total Sales	5,955,968	$ 269,299
COST OF GOODS SOLD	4,946,397
GROSS MARGIN	$ 1,009,571	$ 269,299
OPERATING EXPENSES
Media costs		61,448
Product development costs	$ 854,414	82,368
Legal and professional expenses	1,069,771	243,702
Salaries and wages and consulting	1,120,810	350,391
General and administrative	278,338	73,577
Bad debt expense	$ 48,191
Impairment of goodwill		2,840,203
Total Operating Expenses	$ 3,371,524	3,651,689
LOSS FROM OPERATIONS	(2,361,953)	(3,382,390)
OTHER EXPENSE
Interest expense	(52,521)	$ (54,065)
Loss on conversion	(45,360)
Gain on forgiveness of debt	21,000
Gain on settlement of notes payable	45,992
Total Other Expense	(30,889)	$ (54,065)
LOSS BEFORE INCOME TAX PROVISION	$ (2,392,842)	$ (3,436,455)
Income tax provision
NET LOSS FROM CONTINUING OPERATIONS	$ (2,392,842)	$ (3,436,455)
Net loss attributable to Discontinued operations		(23,752)
NET INCOME (LOSS)	$ (2,392,842)	$ (3,460,207)
OTHER COMPREHENSIVE LOSS
Foreign currency translation loss	2,304
COMPREHENSIVE LOSS	$ (2,395,146)	$ (3,460,207)
NET INCOME (LOSS) PER COMMON SHARE BASIC AND DILUTED
Continuing operations	$ (0.05)	$ (0.12)
Discontinued operations	0.00	(0.00)
Total	$ (0.05)	$ (0.12)
Weighted average common shares outstanding
BASIC AND DILUTED	45,844,498	29,413,197